Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	$ 353,664	$ 334,222
Total other assets	83,398	71,004
Segregated funds net assets	313,209	324,307
Insurance contract liabilities	328,654	304,605	$ 297,505
Investment contract liabilities	3,265	3,126
Segregated funds net liabilities	313,209	324,307
Total other liabilities	57,992	55,332
MFC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	21	21
Total other assets	54,346	48,688
Total other liabilities	8,403	7,696
MLI consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	353,632	334,191
Total other assets	83,523	71,180
Segregated funds net assets	313,209	324,307
Insurance contract liabilities	328,654	304,605
Investment contract liabilities	3,265	3,126
Segregated funds net liabilities	313,209	324,307
Total other liabilities	50,043	48,145
Other subsidiaries of MFC on a combined basis [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	11	10
Total other assets	3	4
Consolidating adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total other assets	(54,474)	(48,868)
Total other liabilities	(454)	(509)
Manulife Finance (Delaware), L.P.[Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	11	5
Total other assets	1,059	1,033
Total other liabilities	$ 833	$ 831